UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lyrical Partners, L.P.
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           405 Park Avenue, 6th Floor
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           New York, NY 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:   028-13315

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Moses
           --------------------------------------------------
Title:     Chief Operating Officer
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Phone:     212-415-6640
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Jeffrey Moses             New York, NY                 8/14/09
       ------------------------   ------------------------------  ---------

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        23
                                               -------------

Form 13F Information Table Value Total:         $33,891
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.




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
                                                      FORM 13F INFORMATION TABLE
     COLUMN 1                    COLUMN 2        COLUMN3   COLUMN 4      COLUMN 5          COLUMN 6     COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
-------------------------      --------------   ---------   -------   -------   ---  ----  ----------  --------- ----   ------  ----
ALLEGHENY ENERGY INC           COM              017361106    1,539      60,000  SH         SOLE                     60,000
                               *W EXP
BOISE INC                      06/18/201        09746Y113        8      75,000  PRN        SOLE
CHARDAN 2008 CHINA ACQST COR   SHS              G8977T101    1,624     205,000  SH         SOLE                    205,000
CHINA CABLECOM HLDGS LTD       SHS              G21176105      236     392,580  SH         SOLE                    392,580
                               *W EXP
CHINA CABLECOM HLDGS LTD       04/10/201        G21176113       11     100,000  PRN        SOLE
GHL ACQUISITION CORP           COM              36172H108    2,839     289,700  SH         SOLE                    289,700
                               *W EXP
GHL ACQUISITION CORP 2/14/13   02/14/201        36172H116      260     400,000  PRN        SOL
HLS SYSTEMS INTERNATIONAL LT   USD COM          G4604M106      870     150,000  SH         SOLE                    150,000
IAC INTERACTIVECORP            COM PAR $.001    44919P508    1,605     100,000  SH         SOLE                    100,000
INTEGRATED ELECTRICAL SVC      COM              45811E301      593      75,966  SH         SOLE                     75,966
LIZ CLAIBORNE INC              COM              539320101      897     311,304  SH         SOLE                    311,304
MCG CAPITAL CORP               COM              58047P107    7,355   3,026,939  SH         SOLE                  3,026,939
MDS INC                        COM              55269P302    1,999     374,300  SH         SOLE                    374,300
NEW MOTION INC                 COM              64754V105    1,023     763,510  SH         SOLE                    763,510
OMNIVISION TECHNOLOGIES INC    COM              682128103    1,434     138,002  SH         SOLE                    138,002
PRIMORIS SVCS CORP             UNIT 10/02/2010  74164F202    1,855     250,000  PRN        SOLE                    250,000
PRIMORIS SVCS CORP             COM              74164F103       28      12,839  SH         SOLE                     12,839
SPDR GOLD TRUST                GOLD SHS         78463V107    5,471      60,000  SH         SOLE                     60,000
                               *W EXP
STONELEIGH PARTNERS ACQUS CO   05/31/201        861923126        9     312,500  PRN        SOLE
TONGXIN INTERNATIONAL LTD      COM              G8918T103      787     550,000  SH         SOLE                    550,000
UNITED REFINING ENERGY CORP    COM              911360105      439      45,000  SH         SOLE                     45,000
WENDYS ARBYS GROUP INC         COM              950587105    1,600     400,000  SH         SOLE                    400,000
VALUEVISION MEDIA INC          CL A             92047K107    1,409     722,774  SH         SOLE                    722,774
